SHARE CAPITAL - Options by exercise price (Details) $ / shares in Units, Unit14 in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	9,709	9,709	8,316	8,322
Weighted average remaining contractual life of outstanding share options		0 years
Number of share options exercisable in share-based payment arrangement	3,355	3,355	5,210
Weighted average fair value of options granted in period | (per share)	$ 1.65	$ 0.23	$ 0.38
Share-based compensation expense for share options | $		$ 0.7	$ 0.6
C$0.54 to $0.61
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	4,552	4,552
Weighted average remaining contractual life of outstanding share options		0 years
C$0.62 to $1.07
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	2,080	2,080
Weighted average remaining contractual life of outstanding share options		0 years
Number of share options exercisable in share-based payment arrangement	526	526
Weighted average fair value of options granted in period	$ 0.97
C$1.08 to $1.59
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	641	641
Weighted average remaining contractual life of outstanding share options		0 years
Number of share options exercisable in share-based payment arrangement	522	522
Weighted average fair value of options granted in period	$ 1.37
C$1.60 to $1.90
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	1,379	1,379
Weighted average remaining contractual life of outstanding share options		0 years
Number of share options exercisable in share-based payment arrangement	1,250	1,250
Weighted average fair value of options granted in period	$ 1.61
C$1.91 to $2.19
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	1,057	1,057
Weighted average remaining contractual life of outstanding share options		0 years
Number of share options exercisable in share-based payment arrangement	1,057	1,057
Weighted average fair value of options granted in period	$ 2.18